CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
CAPITAL MANAGEMENT
19.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are to:

•	ensure there are adequate capital resources to support the Company’s ability to continue as a going concern;

•	maintain adequate levels of cash to support the acquisition, exploration and development of mineral properties, exploration and evaluation assets, and the operation of producing mines;

•	maintain investor, creditor and market confidence to sustain future development of the business; and

•	provide returns to shareholders and benefits for other stakeholders.

In assessing the capital structure of the Company, management includes in its assessment the components of shareholders’ equity and debt, net of cash and cash equivalents and short-term deposits. The Topia Mine and the GMC mines are in production, but exploration and development activities are also performed at these and other exploration properties in order to identify further resources. Additionally, the Company is undertaking exploration and development activities at Coricancha, which has been on care and maintenance since August 2013, in order to make a decision about whether or not to bring the property into commercial production. The Company plans to use existing cash, as well as funds from future sales of concentrates to fund operations, development and exploration activities.

The Company manages its capital in a manner that provides sufficient funding for operational activities. Annual capital and operating expenditure budgets, and rolling forecasts, are used to determine the necessary capital requirements. These budgets are approved by management and the Board of Directors and updated for changes in the underlying assumptions, economic conditions and risk characteristics of the underlying assets, as necessary. The Company will continue to focus on internally generated cash flow to minimize its reliance on equity and debt financing. However, the Company may also raise cash through the offering of its share capital, in order to meet longer term objectives.

The Company’s capital structure is dependent on expected business growth and changes in the business environment. As at December 31, 2018, the Company was not subject to externally imposed capital requirements.